INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of tax expense (benefit)	Tax expense (benefit) is comprised of the following:
	As of December 31,
	2013	2014	2015
Current Tax	127,439	155,496	246,678
Deferred Tax	(22,619)	(42,391)	(50,149)
Total	104,820	113,105	196,529

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2013	2014	2015
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	2%	3%
Effect of different tax rate of group entities operating in other jurisdictions	(1%)	—	—
Effect of change in valuation allowance	3%	3%	5%
Effect of tax holiday	(3%)	(3%)	(7%)
Effect of cash dividends	—	—	5%
Effective tax rate	27%	27%	31%

Schedule of the aggregate amount and per share effect of the tax holidays
The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2013	2014	2015
Aggregate amount	12,721	9,131	41,288
Per share effect—basic	0.05	0.04	0.16
Per share effect—diluted	0.05	0.04	0.16

Schedule of the principal components of the Group's deferred income tax assets and liabilities
The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2014 and 2015 are as follows:

	As of December 31,
	2014	2015
Deferred tax assets:
Net loss carryforward	113,333	158,910
Pre-opening expenses	306	785
Deferred revenue	62,977	72,914
Deferred rent	4,684	5,316
Long-term assets	8,460	27,341
Bad debt provision	1,494	1,390
Accrual for customer loyalty program	17,869	28,437
Accrued payroll	2,462	2,791
Other accrued expenses	4,457	850
Share-based compensation	9,745	10,857
Others	577	1,613
Valuation allowance	(62,868)	(92,527)
Total deferred tax assets	163,496	218,677
Deferred tax liabilities:
Favorable lease	23,545	30,641
Capitalized interest	4,410	4,163
Unrealized gain for investment	9,485	16,636
Others	1,039	9,853
Total deferred tax liabilities	38,479	61,293
Deferred tax assets are analyzed as:
Current	80,026	98,200
Non-Current	83,470	120,477
	163,496	218,677
Deferred tax liabilities are analyzed as:
Current	701	1,465
Non-current	37,778	59,828
	38,479	61,293

Schedule of unrecognized tax benefits
The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2013	2014	2015
Balance at January 1	4,148	7,122	8,345
Addition for tax positions	2,974	1,223	6,410
Balance at December 31	7,122	8,345	14,755